ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 29, 2019
Entity-wide disclosures [Abstract]
ENTITY-WIDE DISCLOSURES
ENTITY-WIDE DISCLOSURES:

Following an internal reorganization which took effect on January 1, 2018 and resulted in the consolidation of the Company’s divisional organizational structure, the Company manages its business on the basis of one reportable operating segment.

Property, plant and equipment, right-of-use-assets, intangible assets, and goodwill, are allocated to geographic areas as follows:

	December 29, 2019	December 30, 2018

United States	$478,620	$455,491
Canada	129,189	132,045
Honduras	385,209	387,301
Caribbean Basin	532,698	544,282
Asia-Pacific	107,482	44,438
Other	47,050	47,853
	$1,680,248	$1,611,410

Customers accounting for at least 10% of total net sales for the fiscal years ended December 29, 2019 and December 30, 2018 were as follows:

	2019	2018

Customer A	18.6%	19.0%
Customer B	13.8%	10.0%